Summary of Significant Accounting Policies - Retrospective Effect of New Accounting Standard (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net cash provided by (used in) operating activities	$ 3,831	$ 2,779	$ 1,877
Net cash used in investing activities	(6,745)	(2,324)	(6,023)
Net cash (used in) provided by financing activities	(1,367)	463	3,413
Unadjusted
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net cash provided by (used in) operating activities	7,962	6,135	5,414
Net cash used in investing activities	(11,064)	(5,680)	(9,560)
Net cash (used in) provided by financing activities	(1,179)	463	3,413
Accounting Standards Update 2016-15 | Change in Accounting Principle
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net cash provided by (used in) operating activities	(4,131)	(3,356)	(3,537)
Net cash used in investing activities	4,319	3,356	3,537
Net cash (used in) provided by financing activities	$ (188)	$ 0	$ 0